Retirement Benefits Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Retirement Benefits Plans [Abstract]
Retirement Benefits Plans

8. Retirement Benefits Plans

Defined Benefit Pension Plan and Postretirement Health Care and Life Insurance Plans

The Company has a noncontributory defined benefit pension plan ("defined benefit plan"), which provides retirement benefits for certain of its employees. The Company also has plans which provide health care and life insurance benefits for all of its retirees ("postretirement benefit plans"). The postretirement benefit plans are unfunded and the costs are borne by the Company.

Effective January 1, 2011, pension benefits under the Company's defined benefit plan were frozen for all participants in this plan. The Company also amended its postretirement benefit plans during the first quarter of 2010. Postretirement medical benefits for its future retirees were phased out or eliminated, effective January 1, 2011, for non-mining employees with less than ten years of service and employer costs for all those still eligible for such benefits were capped. As a result of these changes to its postretirement benefit plans, the Company's postretirement benefit liability declined $36.7 million during 2010. Most of the benefit of this liability reduction is being amortized into income through 2016. The Company's pension plan assets are currently invested in a trust with the assets of other pension plans of Sunoco and shall be separated from the Sunoco trust no later than the distribution date, as defined by the Separation and Distribution Agreement described in Note 2. Upon separation of the SunCoke Energy plan assets from the Sunoco trust, such assets shall be transferred to a newly formed trust or funding arrangements established for such plan in accordance with the directions of the applicable plan sponsor or fiduciary.

Defined benefit plan (benefit) expense consisted of the following components:

	Nine Months Ended September 30
	2011	2010
	(Dollars in thousands)
Service cost	$—	$375
Interest cost on benefit obligations	1,122	1,197
Expected return on plan assets	(1,815)	(1,653)
Amortization of actuarial losses	426	492

	$(267)	$411

Postretirement benefit plans (benefit) expense consisted of the following components:

	Nine Months Ended September 30
	2011	2010
	(Dollars in thousands)
Service cost	$255	$615
Interest cost on benefit obligations	1,551	2,443
Amortization of:
Actuarial losses	1,020	1,465
Prior service benefit	(4,212)	(3,262)
Curtailment gain	—	(724)

	$(1,386)	$537

8. Retirement Benefits Plans

Defined Benefit Pension Plan and Postretirement Health Care and Life Insurance Plans

The Company has a noncontributory defined benefit pension plan ("defined benefit plan"), which provides retirement benefits for certain of its employees. The Company also has plans which provide health care and life insurance benefits for all of its retirees ("postretirement benefit plans"). The postretirement benefit plans are unfunded and the costs are borne by the Company.

Effective January 1, 2011, pension benefits under the Company's defined benefit plan will be frozen for all participants in this plan. The Company also amended its postretirement benefit plans during the first quarter of 2010. Postretirement medical benefits for its future retirees will be phased out or eliminated, effective January 1, 2011, for non-mining employees with less than ten years of service and employer costs for all those still eligible for such benefits will be capped. As a result of these changes to its postretirement benefit plans, the Company's postretirement benefit liability declined $36.7 million. Most of the benefit of this liability reduction will be amortized into income through 2016. The Company's pension plan assets are currently invested in a trust with the assets of other pension plans of Sunoco.

Defined benefit plan expense (benefit) consisted of the following components:

	Years Ended December 31
	2010	2009	2008
	(Dollars in thousands)
Service cost	$499	$458	$347
Interest cost on benefit obligations	1,596	1,635	1,650
Expected return on plan assets	(2,203)	(1,683)	(2,571)
Amortization of:
Actuarial losses	655	866	—
Prior service cost	—	—	40

	$547	$1,276	$(534)

Postretirement benefit plans expense consisted of the following components:

	Years Ended December 31
	2010	2009	2008
	(Dollars in thousands)
Service cost	$707	$1,570	$1,333
Interest cost on benefit obligations	3,091	4,700	4,661
Amortization of:
Actuarial losses	2,057	1,290	1,332
Prior service benefit	(4,752)	(1,555)	(1,555)

	1,103	6,005	5,771
Curtailment gain	(724)	—	—

	$379	$6,005	$5,771

Amortization of actuarial losses for 2011 is estimated at $0.6 million for the defined benefit plan. Amortization of actuarial losses and prior service benefit for 2011 is estimated to be $1.4 and $(5.6) million, respectively, for postretirement benefit plans.

Defined benefit plan and postretirement benefit plans expense (benefit) is determined using actuarial assumptions as of the beginning of the year or using weighted-average assumptions when curtailments, settlements, and/or other events require a plan remeasurement. The following assumptions were used to determine defined benefit plan and postretirement benefit plans expense (benefit):

	Defined Benefit Plan			Postretirement Benefit Plans
	2010	2009	2008	2010	2009	2008
Discount Rate	5.60%	6.00%	6.20%	5.30%	6.05%	6.30%
Long-term expected rate of return on plan assets	8.25%	8.25%	8.25%	—	—	—

The long-term expected rate of return on plan assets was estimated based on a variety of factors including the historical investment return achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and fixed income securities.

The following amounts were recognized as components of other comprehensive income (loss) for the years ended December 31, 2010, 2009, and 2008:

	Defined Benefit Plan			Postretirement Benefit Plans
	2010	2009	2008	2010	2009	2008
	(Dollars in thousands)
Reclassifications to earnings of:
Actuarial loss amortization	$655	$866	$—	$1,873	$1,290	$1,332
Prior service cost (benefit) amortization	—	—	40	(5,292)	(1,555)	(1,555)
Retirement benefit plan funded status adjustments:
Actuarial gains (losses)	238	2,188	(11,430)	7,432	(6,564)	2,577
Prior service benefit	—	—	—	31,273	—	—

	$893	$3,054	$(11,390)	35,286	$(6,829)	$2,354

The following tables set forth the components of the changes in benefit obligations and fair value of plan assets during 2010 and 2009 as well as the funded status at December 31, 2010 and 2009:

	Defined Benefit Plan		Postretirement Benefit Plans
	2010	2009	2010	2009
	(Dollars in thousands)
Benefit obligations at beginning of year(1)	$29,037	$27,851	$85,161	$75,999
Service cost	499	458	707	1,570
Interest cost	1,596	1,635	3,091	4,700
Actuarial losses (gains)	1,778	1,029	(5,603)	6,564
Plan Amendments	—	—	(31,273)	—
Curtailments	—	—	(1,829)	—
Benefits paid	(1,966)	(1,936)	(3,415)	(3,672)

Benefit obligations at end of year(1)	$30,944	$29,037	$46,839	$85,161

Fair value of plan assets at beginning of year(2)	$24,645	$21,381
Actual income (loss) on plan assets	4,219	4,900
Employer contribution	3,491	300
Benefits paid from plan assets	(1,966)	(1,936)

Fair value of plan assets at end of year(2)	$30,389	$24,645

Funded status at end of year(3)	$(555)	$(4,392)	$(46,839)	$(85,161)

(1)

Represents both the accumulated benefit obligation and the projected benefit obligation for the defined benefit plan and the accumulated postretirement benefit obligations ("APBO") for the postretirement benefit plans.

(2)	There are no plan assets invested in Sunoco, Inc. common stock at December 31, 2009 (see below).
(3)

Represents retirement benefit liabilities (including current portion) in the combined balance sheets. The current portion of retirement liabilities, which totaled $4.6 million at December 31, 2010 and 2009, is classified in accrued liabilities in the combined balance sheets.

In 2010, the Company contributed $3.5 million to its defined benefit plan consisting of $1.0 million in cash and approximately 99 thousand shares of Sunoco common stock which was purchased from Sunoco. It is expected that the Sunoco common stock contributed to the plans will be liquidated over a period of approximately two years by an independent investment manager and reinvested in accordance with the targeted investment allocation of the plans.

The following table sets forth the cumulative amounts not yet recognized in net income at December 31, 2010 and 2009:

	Defined Benefit Plan		Postretirement Benefit Plans
	2010	2009	2010	2009
	(Dollars in thousands)
Cumulative amounts not yet recognized in net income:
Actuarial losses	$10,168	$11,061	$16,026	$25,331
Prior service benefits	—	—	(29,576)	(3,595)

Accumulated other comprehensive (income) loss (before related tax benefit)	$10,168	$11,061	$(13,550)	$21,736

The following table sets forth the plan assets in the funded defined benefit plan measured at fair value, by input level, at December 31, 2010 and 2009:

	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
	2010	2009	2010	2009	2010	2009	2010	2009
	(Dollars in thousands)
Equity securities:
Sunoco, Inc. common stock	$1,978	$—	$—	$—	$—	$—	$1,978	$—
Domestic	2,404	2,082	—	52	—	—	2,404	2,134
International	161	158	—	—	—	—	161	158
Fixed income securities:
Government and Federal-sponsored agency obligations	2,043	2,333	—	—	—	—	2,043	2,333
Corporate and other debt	—	—	7,594	3,939	—	—	7,594	3,939
Mutual and collective trust funds:
Equity securities:
Domestic	1,193	1,213	4,509	4,732	—	—	5,702	5,945
International	1,442	1,255	3,997	3,658	—	—	5,439	4,913
Fixed income securities:
Government and Federal-sponsored agency obligations	—	—	—	1,408	—	—	—	1,408
Corporate and other debt instruments	—	—	1,816	1,082	—	—	1,816	1,082
Private equity investments	—	—	—	—	2,304	1,687	2,304	1,687
Cash and cash equivalents (1)	948	1,046	—	—	—	—	948	1,046

	$10,169	$8,087	$17,916	$14,871	$2,304	$1,687	$30,389	$24,645

(1)	Substantially all of these funds are held in connection with fixed income investment strategies

The following table sets forth the change in fair value for plan assets measured using significant unobservable inputs (level 3):

	2010	2009
	(Dollars in thousands)
Balance at the beginning of the year	$1,687	$1,783
Actual loss on plan assets:
Assets held at end of year	382	(214)
Assets sold during the year	—	—
Purchases and sales, net	235	118

Balance at the end of the year	$2,304	$1,687

Investments in equity and fixed income securities that are publicly traded are valued at the closing market prices on the last business day of the year. Other equity and fixed income securities are generally valued using other observable inputs to estimate fair value on the last business day of the year. Investments in mutual funds and collective trust funds are primarily based on the closing market price of the assets held in the funds on the last business day of the year.

The asset allocations attributable to the defined benefit plan at December 31, 2010 and 2009 and the target allocation of plan assets for 2011 (excluding the Sunoco common stock contributed in early 2010), by asset category, are as follows (in percentages):

		December 31
	2011 Target	2010	2009
Asset category:
Equity securities	50%	52%	53%
Fixed income securities(1)	45	41	40
Private equity investments	5	7	7

Total	100%	100%	100%

(1)	Includes cash and cash equivalents which are held to manage duration in connection with fixed income investment strategies.

The investment strategy of the Company's defined benefit plan is to achieve consistent positive returns, after adjusting for inflation, and to maximize long-term total return within prudent levels of risk through a combination of income and capital appreciation. During 2009, a shift in the targeted investment mix was approved which is resulting in a reallocation of 10 percent of plan assets from equity securities to fixed income securities. In addition, the duration of the fixed income portfolio will be increased to better match the duration of the plan obligations. The objective of this strategy change is to reduce the volatility of investment returns, funded status of the plan and required contributions.

The expected benefit payments through 2020 for the defined benefit plan and postretirement benefit plans are as follows:

	Defined Benefit Plan	Postretirement Benefit Plans(1)
	(Dollars in thousands)
Year ending December 31:
2011	$2,173	$4,748
2012	$2,172	$4,926
2013	$2,171	$5,186
2014	$2,185	$4,928
2015	$2,190	$4,580
2016 through 2020	$10,839	$18,786

(1)	Net of premiums paid by participants and before total expected reimbursements of $2.4 million from 2011 through 2020 under the Medicare Prescription Drug Act of 2003.

The measurement date for the Company's defined benefit plan and postretirement benefit plans is December 31. The following discount rates were used at December 31, 2010 and 2009 to determine benefit obligations for the plans (in percentages):

	Defined Benefit Plan		Postretirement Benefit Plans
	2010	2009	2010	2009
Discount rate	5.00%	5.60%	4.60%	5.75%

The health care cost trend assumption used at December 31, 2010 to compute the APBO for the postretirement benefit plans was an increase of 7.75 percent (8.25 percent at December 31, 2009), which is assumed to decline gradually to 5.00 percent in 2017 and to remain at that level thereafter. A one-percentage point change each year in assumed health care cost trend rates would have the following effects at December 31, 2010:

	1-Percentage Point Increase	1-Percentage Point Decrease
	(Dollars in thousands)
Effect on total of service and interest cost components of postretirement benefits expense	$13	$(13)
Effect on APBO	$152	$(153)

Defined Contribution Plans

The Company has defined contribution plans which provide retirement benefits for certain of its employees. The Company's contributions, which are principally based on the Company's pretax income and the aggregate compensation levels of participating employees and are charged against income as incurred, amounted to $1.8, $2.1, and $3.1 million in 2010, 2009, and 2008, respectively.